INVESTMENTS - Schedule of Amortized Cost, Allowance for Credit Losses, Gross Unrealized Appreciation/(Depreciation) and Fair Value of Fixed Maturity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fixed maturity securities - available for sale
Amortized Cost	$ 34,620	$ 29,934
Allowance for Credit Losses	(68)	(36)	$ (48)
Unrealized Appreciation	640	167
Unrealized Depreciation	(619)	(1,157)
Fair Value	34,573	28,908
Fixed maturity securities - held to maturity
Amortized Cost	573	765
Allowance for Credit Losses	(6)	(8)
Unrealized Appreciation	18	14
Unrealized Depreciation	(9)	(12)
Fair Value	576	759
U.S. Treasury securities and obligations of U.S. government agencies and corporations
Fixed maturity securities - available for sale
Amortized Cost	845	688
Allowance for Credit Losses	0	0
Unrealized Appreciation	4	5
Unrealized Depreciation	(19)	(24)
Fair Value	830	669
Obligations of U.S. States and political subdivisions
Fixed maturity securities - available for sale
Amortized Cost	45	75
Allowance for Credit Losses	0	0
Unrealized Appreciation	0	0
Unrealized Depreciation	(4)	(5)
Fair Value	41	70
Corporate securities
Fixed maturity securities - available for sale
Amortized Cost	9,913	7,288
Allowance for Credit Losses	(54)	(35)	(47)
Unrealized Appreciation	206	57
Unrealized Depreciation	(183)	(299)
Fair Value	9,882	7,010
Fixed maturity securities - held to maturity
Amortized Cost	166	177
Allowance for Credit Losses	(2)	(2)
Unrealized Appreciation	7	5
Unrealized Depreciation	(1)	(4)
Fair Value	169	175
Asset-backed securities
Fixed maturity securities - available for sale
Amortized Cost	5,094	5,994
Allowance for Credit Losses	(14)	0	0
Unrealized Appreciation	14	28
Unrealized Depreciation	(17)	(39)
Fair Value	5,077	5,982
Fixed maturity securities - held to maturity
Amortized Cost	328	484
Allowance for Credit Losses	(3)	(4)
Unrealized Appreciation	5	5
Unrealized Depreciation	(8)	(8)
Fair Value	322	477
Agency commercial
Fixed maturity securities - available for sale
Amortized Cost	404	0
Allowance for Credit Losses	0	0
Unrealized Appreciation	9	0
Unrealized Depreciation	(2)	0
Fair Value	412	0
Non-agency commercial
Fixed maturity securities - available for sale
Amortized Cost	1,151	965
Allowance for Credit Losses	0	0
Unrealized Appreciation	4	1
Unrealized Depreciation	(33)	(66)
Fair Value	1,121	900
Agency residential
Fixed maturity securities - available for sale
Amortized Cost	5,544	5,205
Allowance for Credit Losses	0	0
Unrealized Appreciation	82	13
Unrealized Depreciation	(161)	(287)
Fair Value	5,465	4,931
Non-agency residential
Fixed maturity securities - available for sale
Amortized Cost	1,689	1,291
Allowance for Credit Losses	0	0
Unrealized Appreciation	32	9
Unrealized Depreciation	(1)	(11)
Fair Value	1,721	1,289
Foreign government securities
Fixed maturity securities - available for sale
Amortized Cost	2,400	2,330
Allowance for Credit Losses	0	0
Unrealized Appreciation	36	13
Unrealized Depreciation	(64)	(147)
Fair Value	2,371	2,196
Agency commercial
Fixed maturity securities - available for sale
Fair Value		900
Fixed maturity securities - held to maturity
Amortized Cost	0	21
Allowance for Credit Losses	0	0
Unrealized Appreciation	0	0
Unrealized Depreciation	0	0
Fair Value	0	21
Foreign corporate securities
Fixed maturity securities - available for sale
Amortized Cost	7,535	6,099
Allowance for Credit Losses	0	0	$ (1)
Unrealized Appreciation	253	42
Unrealized Depreciation	(135)	(279)
Fair Value	7,653	5,861
Fixed maturity securities - held to maturity
Amortized Cost	79	84
Allowance for Credit Losses	(1)	(1)
Unrealized Appreciation	6	4
Unrealized Depreciation	0	0
Fair Value	$ 84	$ 86